Segment information - depreciation and amortization expenses of property and equipment and land use rights by segments and others (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Total depreciation of property and equipment, and operating lease cost relating to land use rights	¥ 20,523	$ 2,899	¥ 14,962	¥ 8,789
Total segments | Core commerce
Total depreciation of property and equipment, and operating lease cost relating to land use rights	8,518		6,672	3,784
Total segments | Cloud computing
Total depreciation of property and equipment, and operating lease cost relating to land use rights	8,908		6,580	3,047
Total segments | Digital media and entertainment
Total depreciation of property and equipment, and operating lease cost relating to land use rights	1,341		1,182	986
Unallocated | Innovation initiatives and others
Total depreciation of property and equipment, and operating lease cost relating to land use rights	¥ 1,756		¥ 528	¥ 972